UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09369

                            JNL Variable Fund III LLC
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               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
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                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
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                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  January 1, 2005 - March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL Variable Funds (Unaudited)
Schedule of Investments (in thousands)
March 31, 2005


JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND (III)                       SHARES      MARKET VALUE

Common Stocks - 100.0%
Auto Manufacturers - 7.8%
  General Motors Corp. (c)                                                       10            $300


Chemicals - 11.1%
  EI Du Pont de Nemours & Co.                                                     8             427


Diversified Financial Services - 19.3%
  Citigroup Inc.                                                                  8             382
  JPMorgan Chase & Co.                                                           10             363
                                                                                                745
Manufacturing - 10.5%
  General Electric Co.                                                           11             404


Pharmaceuticals - 21.0%
  Merck & Co. Inc.                                                               13             412
  Pfizer Inc.                                                                    15             400
                                                                                                812
Telecommunications - 19.0%
  SBC Communications Inc.                                                        16             376
  Verizon Communications Inc.                                                    10             359
                                                                                                735
Tobacco - 11.3%
  Altria Group Inc. (c)                                                           7             438

  Total Common Stocks (cost $3,972)                                                           3,861

Short Term Investments - 31.0
Securities Lending Collateral - 31.0%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                      1,198           1,198

  Total Short Term Investments (cost $1,198)                                                  1,198
Total Investments - 131.0% (cost $5,170)                                                      5,059

Other Assets and Liabilities, Net - (31.0%)                                                 (1,197)

Total Net Assets - 100%                                                                      $3,862



Notes to the Schedules of Investments:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2005.

(b)  Non-income producing security.

(c)  All or portion of the security has been loaned.

(d)  Investments in affiliates.

Subsequent Event - Fund Mergers and Subadviser Changes. Effective May 2, 2005, JNL/Mellon Capital Management JNL 5 Fund acquired JNL/Mellon Capital Management The Dow 10 Fund (III) and JNL/Mellon Capital Management The Dow 10 Fund (V).


Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.


ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund III LLC


By:      /s/ Robert A. Fritts
         ---------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 20, 2005


By:      /s/ Mark D. Nerud
         ---------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         ---------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 20, 2005


By:      /s/ Mark D. Nerud
         ---------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 20, 2005